Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Cost of Sales by Nature of Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Material Income And Expense [Line Items]
Depreciation of Right-of-use Assets (contracts under IFRS 16)	$ (26,765)	$ (22,665)
Expenses related to variable lease payments (contracts under IFRS 16)	(3,956)	(6,138)	$ (4,700)
Total	(3,223,624)	(3,201,654)	(4,392,436)
Cost of sales
Material Income And Expense [Line Items]
Raw materials and consumables used	(1,173,403)	(1,187,712)	(1,109,139)
Classes of employee benefit expenses	(394,205)	(344,078)	(308,972)
Depreciation expense	(381,045)	(312,001)	(252,746)
Depreciation of Right-of-use Assets (contracts under IFRS 16)	(21,066)	(17,746)	(11,719)
Amortization expense	(14,498)	(7,622)	(12,415)
Investment plan expenses	(46,784)	(49,499)	(25,638)
Provision for materials, spare parts and supplies	(4,108)	(3,292)	(10,065)
Contractors	(331,165)	(265,729)	(226,180)
Operating leases	(99,141)	(85,117)	(84,423)
Mining patents	(43,319)	(17,861)	(7,560)
Operational transportation	(70,983)	(94,734)	(107,074)
Freight / product transportation costs	(244,158)	(288,135)	(263,285)
Insurance	(23,616)	(42,237)	(55,204)
Corfo rights and other agreements	(302,910)	(397,473)	(1,868,850)
Expenses related to variable lease payments (contracts under IFRS 16)	(3,956)	(6,138)	(4,700)
Variation in gross inventory	(62,527)	(91,544)	20,024
Variation in inventory provision	15,364	19,136	(29,711)
Other	$ (22,104)	$ (9,872)	$ (34,779)